Employee Benefit Plan	12 Months Ended
Jan. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Employee Benefit Plan
Employee Benefit Plan
The Company has a 401(k) plan covering all eligible employees in the United States and Canada. Since January 1, 2006, the Company has been contributing to the plan. Total Company contributions during fiscal 2016, 2015 and 2014, were $45.6 million, $38.1 million and $27.9 million, respectively.